CHANGE IN SHAREHOLDING OF THE PHILIPPINES SUBSIDARIES - Additional Information (Detail)					0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 06, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 08, 2013 Melco Crown Philippines Resorts Corporation [Member] USD ($)	Dec. 31, 2013 Melco Crown Philippines Resorts Corporation [Member] USD ($)	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] USD ($)	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] PHP	Apr. 08, 2013 Melco Crown Philippines Resorts Corporation [Member] PHP	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] Private placement [Member] USD ($)	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] Private placement [Member] PHP	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] Over-allotment Option [Member] USD ($)	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] Over-allotment Option [Member] PHP	May 23, 2013 Stabilizing Agent [Member] USD ($)	May 23, 2013 Stabilizing Agent [Member] PHP
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary					2,846,595,000	2,846,595,000	981,183,700	981,183,700		981,183,700	981,183,700	117,075,000	117,075,000	36,024,600	36,024,600
Consideration value for subscribed shares					$ 69,592,000				2,846,595,000
Increase in additional paid in capital resulting from subscription of common shares					401,000
Common stock value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01			$ 0.34	14.00		$ 0.34	14.00	$ 0.34	14.00	$ 0.34	14.00
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the Placing and Subscription Transaction and the Over-allotment Option exercised by the Stabilizing Agent for subscription of common shares of MCP						227,134,000
Total transfer from noncontrolling interests of Melco Crown Entertainment						$ 227,535,000